Provisions, contingent liabilities, contingent assets and credit commitments - Provisions and contingent liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
New South Wales
Legislative liabilities
Assessed liabilities	$ 23	$ 22
Victoria
Legislative liabilities
Assessed liabilities	7	7
South Australia
Legislative liabilities
Assessed liabilities	7	7
Queensland
Legislative liabilities
Assessed liabilities	1	1
Australian Capital Territory
Legislative liabilities
Assessed liabilities	0	0
Northern Territory
Legislative liabilities
Assessed liabilities	0	0
Western Australia
Legislative liabilities
Assessed liabilities	1	1
Tasmania
Legislative liabilities
Assessed liabilities	1	$ 1
Litigation
Contingent liabilities
Preliminary estimate of losses			$ 1,000
Guarantees | Guarantees capped at $20 million per year
Contingent liabilities
Maximum amount of initial guarantee	20
Automatic reinstatement guarantee amount	20
Guarantees | Guarantees capped at $2 million per year
Contingent liabilities
Maximum amount of initial guarantee	2
Automatic reinstatement guarantee amount	$ 2